Intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets:
Intangible assets other than goodwill at beginning of period	¥ 1,092,913	¥ 12,693
Elimination of Predecessor intangible assets arising from the acquisition of Chindex in 2014	(1,052,841)
Addition arising from the Business Combination	2,551,900
Additions	(6,965)	(22)
Amortization	(14,044)	(11,312)
Intangible assets other than goodwill at end of period	2,584,893	1,092,913
Brand
Intangible assets:
Intangible assets other than goodwill at beginning of period	992,500
Elimination of Predecessor intangible assets arising from the acquisition of Chindex in 2014	(992,500)
Addition arising from the Business Combination	1,729,200
Intangible assets other than goodwill at end of period	1,729,200	992,500
Contracts with insurers
Intangible assets:
Intangible assets other than goodwill at beginning of period	66,292
Elimination of Predecessor intangible assets arising from the acquisition of Chindex in 2014	(60,341)
Addition arising from the Business Combination	822,700
Amortization	(7,932)	(6,167)
Intangible assets other than goodwill at end of period	820,719	66,292
Software
Intangible assets:
Intangible assets other than goodwill at beginning of period	34,121	12,693
Additions	(6,965)	(22)
Amortization	(6,112)	(5,145)
Intangible assets other than goodwill at end of period	34,974	34,121
Cost
Intangible assets:
Intangible assets other than goodwill at end of period	2,587,219
Cost | Brand
Intangible assets:
Intangible assets other than goodwill at end of period	1,729,200
Cost | Contracts with insurers
Intangible assets:
Intangible assets other than goodwill at end of period	822,700
Cost | Software
Intangible assets:
Intangible assets other than goodwill at end of period	35,319
Accumulated depreciation
Intangible assets:
Intangible assets other than goodwill at end of period	(2,326)
Accumulated depreciation | Contracts with insurers
Intangible assets:
Intangible assets other than goodwill at end of period	(1,981)
Accumulated depreciation | Software
Intangible assets:
Intangible assets other than goodwill at end of period	(345)
Predecessor
Intangible assets:
Intangible assets other than goodwill at beginning of period	1,092,913	1,091,554
Intangible assets other than goodwill at end of period		1,092,913
Predecessor | Brand
Intangible assets:
Intangible assets other than goodwill at beginning of period	992,500	992,500
Intangible assets other than goodwill at end of period		992,500
Predecessor | Contracts with insurers
Intangible assets:
Intangible assets other than goodwill at beginning of period	66,292	72,459
Intangible assets other than goodwill at end of period		66,292
Predecessor | Software
Intangible assets:
Intangible assets other than goodwill at beginning of period	34,121	26,595
Intangible assets other than goodwill at end of period		34,121
Predecessor | Cost
Intangible assets:
Intangible assets other than goodwill at beginning of period	1,154,511	1,141,868
Intangible assets other than goodwill at end of period		1,154,511
Predecessor | Cost | Brand
Intangible assets:
Intangible assets other than goodwill at beginning of period	992,500	992,500
Intangible assets other than goodwill at end of period		992,500
Predecessor | Cost | Contracts with insurers
Intangible assets:
Intangible assets other than goodwill at beginning of period	92,500	92,500
Intangible assets other than goodwill at end of period		92,500
Predecessor | Cost | Software
Intangible assets:
Intangible assets other than goodwill at beginning of period	69,511	56,868
Intangible assets other than goodwill at end of period		69,511
Predecessor | Accumulated depreciation
Intangible assets:
Intangible assets other than goodwill at beginning of period	(61,598)	(50,314)
Intangible assets other than goodwill at end of period		(61,598)
Predecessor | Accumulated depreciation | Contracts with insurers
Intangible assets:
Intangible assets other than goodwill at beginning of period	(26,208)	(20,041)
Intangible assets other than goodwill at end of period		(26,208)
Predecessor | Accumulated depreciation | Software
Intangible assets:
Intangible assets other than goodwill at beginning of period	¥ (35,390)	(30,273)
Intangible assets other than goodwill at end of period		¥ (35,390)